LOANS PAYABLE – RELATED PARTIES	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
LOANS PAYABLE – RELATED PARTIES

NOTE 7 – LOANS PAYABLE – RELATED PARTIES

SemiCab maintains several outstanding affiliate loans from Ajesh Kapoor and Vivek Sehgal, (current employees and original founders of SemiCab) initially issued by SemiCab Holdings LLC. The notes are unsecured. There was accrued interest payable is approximately $72,000 that is included as a component of accrued expenses on the accompanying condensed consolidated balance sheets. Interest expense on these related party loans for the three and nine months ended September 30, 2024 was approximately $28,000.

ALGORHYTHM HOLDINGS, INC. and SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2024 and 2023

(Unaudited)

The specific terms of each loan are summarized in the table below:

	Issue	Maturity		Interest
Holder	Date	Date	Status	Rate	Principal
Ajesh Kapoor	7/10/2021	7/10/2026	Current	9.0%	$150,000
Ajesh Kapoor	8/27/2021	8/26/2026	Current	9.0%	235,000
Vivek Seghal	4/17/2023	10/13/2023	Default	10.0%	50,000
Ajesh Kapoor	5/5/2023	5/4/2024	Default	10.0%	50,000
Ajesh Kapoor	5/17/2023	5/16/2024	Default	10.0%	165,000
Amount due as of September 30, 2024					650,000
Less: Current portion of notes payable to related parties					265,000

Notes payable to related parties, net of current portion					$385,000